Post-employment Benefits (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Post-employment benefits	R$ 260,159	R$ 260,197	R$ 243,019
Management One [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	1,641	1,384	1,422
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Management One [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	1,441	1,236	1,300
Healthcare Plan [Member] | Management One [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	200	148	122
Employees [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	258,518	258,813	241,597
Employees [Member] | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	55,320	52,980	56,454
Employees [Member] | Healthcare Plan Post Employment [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	128,652	138,921	115,587
Employees [Member] | Healthcare Plan Active Employees [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	R$ 74,546	R$ 66,912	R$ 69,556